Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,151,158	$ 1,216,848	$ 1,280,680
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	910,213	863,945	875,935
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	179,243	208,309	208,640
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 61,702	$ 144,594	$ 196,105